Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current Assets:
Cash and cash equivalents	$ 59,837	$ 10,702
Accounts receivable, less allowance for doubtful accounts of $339 and $1,598, respectively	92,221	109,802
Contracts receivable	911	7,610
Inventories	343,144	411,631
Refundable income taxes	8,385	4,350
Other current assets	2,807	7,323
Total Current Assets	516,299	551,600
Deferred income tax asset, net	0	7,872
Noncurrent assets held for sale-discontinued operations	778	1,026
Other assets	8,033	26,042
Pension assets	62,851	0
Right-of-use assets operating, net	42,193	60,663
Right-of-use assets financing, net	30,611	33,617
Property, plant, and equipment:
Land	26,031	24,955
Buildings and improvements	188,332	184,945
Equipment	430,526	408,385
Total	644,889	618,285
Less accumulated depreciation and amortization	396,306	389,796
Net property, plant, and equipment	248,583	228,489
Total Assets	909,348	909,309
Current Liabilities:
Accounts payable	74,089	71,194
Deferred revenue	4,287	7,758
Accrued vacation	11,660	11,876
Accrued payroll	15,366	11,864
Other accrued expenses	24,403	17,808
Current liabilities held for sale-discontinued operations	0	880
Current portion of long-term debt and lease obligations	28,325	28,274
Total Current Liabilities	158,130	149,654
Long-term debt, less current portion	94,085	217,081
Operating lease obligations, less current portion	27,769	42,760
Financing lease obligations, less current portion	19,232	24,366
Pension liabilities	0	75,742
Other liabilities	4,011	5,342
Deferred Income Tax Liabilities, Net, Total	28,306	0
Total Liabilities	331,533	514,945
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	663	681
Common stock	3,041	3,041
Additional paid-in capital	98,502	98,384
Treasury stock, at cost	(91,198)	(88,319)
Accumulated other comprehensive loss	(19,067)	(79,220)
Retained earnings	585,874	459,797
Total Stockholders’ Equity	577,815	394,364
Total Liabilities and Stockholders’ Equity	909,348	909,309
Discontinued Operations, Held-for-sale [Member]
Current Assets:
Current Assets Held For Sale	338	182
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Current Assets:
Current Assets Held For Sale	$ 8,656	$ 0